Employee Benefit Plan, Schedule, Allocation, Asset and Liability	12 Months Ended
Dec. 31, 2025
Albemarle Corporation Retirement Savings Plan
EBP, Schedule of Allocation, Asset and Liability [Line Items]
Unallocated Assets	Unallocated Assets:
Unallocated assets at December 31, 2025 and 2024 were $360,412 and $3,997,604, respectively. Unallocated assets include forfeitures, interest and dividends receivable and cash held in money market funds. These unallocated assets are included in Investments in the Statements of Net Assets Available for Benefits.